INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment Reporting Information [Line Items]
Loss before income taxes	¥ (491,339)	$ (71,461)	¥ (345,494)	¥ (207,816)
Cayman Islands [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(166,710)	(24,245)	(162,884)	(179,348)
British Virgin Islands [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	0	0	(3)	(31)
USA [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(4,058)	(590)	(4,703)	(3,809)
Hong Kong [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(7,740)	(1,126)	(10,922)	(10,524)
PRC [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(290,530)	(42,256)	(169,923)	(14,104)
Japan [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(1,592)	(232)	(174)	0
Malta [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(7,949)	(1,156)	(4,321)	0
Curacao [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(12,752)	(1,855)	7,449	0
Cyprus [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	(8)	(1)	(13)	0
Australia [Member]
Segment Reporting Information [Line Items]
Loss before income taxes	¥ 0	$ 0	¥ 0	¥ 0